Share capital and share premium	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Share capital and share premium
27. Share capital and share premium

	Number of shares 000s	Share capital £m	Share premium £m

At 1 January 2024	697,299	174	2,642

Issue of ordinary shares – share option schemes	955	–	7

Buyback of equity	(31,989)	(8)	–

At 31 December 2024	666,265	166	2,649

Issue of ordinary shares – share option schemes	1,447	–	9

Buyback of equity	(31,897)	(8)	–

At 31 December 2025	635,815	158	2,658
The ordinary shares have a par value of
25
p per share (2024:
25
p per share). All issued shares are fully paid. All shareholders are entitled to receive dividends and vote at general meetings of the company. All shares have the same rights.
On 27 February 2025, the Board approved a £
350
m share buyback programme in order to return capital to shareholders. During 2025, approximately
32
m (2024:
32
m) shares were bought back and cancelled at a cost of £
352
m (2024: £
318
m). The nominal value of these shares, £
8
m (2024: £
8
m), was transferred to the capital redemption reserve, and the remainder of the purchase price was recorded within retained earnings. At 31 December 2025, no
further liability remain
ed
 (2024: £
nil
) for any shares contracted to be repurchased but where the repurchases are still outstanding.

The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while maximising the return to shareholders through the optimisation of the debt and equity balance.
The capital structure of the Group consists of debt (see note 18), cash and cash equivalents (see note 17) and equity attributable to equity holders of the parent, comprising issued capital, reserves and retained earnings.
The Group reviews its capital structure on a regular basis and will balance its overall capital structure through payments of dividends and new share issues as well as the issue of new debt or the redemption of existing debt in line with the financial risk policies outlined in note 19.